Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 56,498
Property plant and equipment ending	58,822	$ 56,498
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	199,586	212,234
Additions through business combinations	1,923
Additions and transfers	11,761	10,332
Changes in asset retirement obligations	827	(4,805)
Disposals at cost	(4,771)	(3,865)
Assets reclassified to held for sale	(4,198)
Effect of changes in foreign exchange	(2,937)	(14,310)
Property plant and equipment ending	202,191	199,586
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(143,088)	(150,159)
Depreciation	(9,350)	(8,856)
Impairment losses	(1,188)	(286)
Reversal of impairment losses	290	3,599
Transfers	(2)	(8)
Accumulated depreciation and impairment disposed assets	4,533	2,359
Accumulated depreciation and impairment assets classified as HFS	3,183
Effect of changes in foreign exchange	2,251	10,264
Property plant and equipment ending	(143,369)	(143,088)
Machinery, equipment and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	140
Property plant and equipment ending	$ 250	$ 140
Machinery, equipment and transportation equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Machinery, equipment and transportation equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years	3 years
Machinery, equipment and transportation equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 1,343	$ 1,335
Additions through business combinations	48
Additions and transfers	113	52
Changes in asset retirement obligations	0	0
Disposals at cost	(64)	(9)
Assets reclassified to held for sale	(1)
Effect of changes in foreign exchange	0	(36)
Property plant and equipment ending	1,438	1,343
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(1,203)	(1,188)
Depreciation	(44)	(52)
Impairment losses	(2)	(8)
Reversal of impairment losses	0	4
Transfers	1	(2)
Accumulated depreciation and impairment disposed assets	52	8
Accumulated depreciation and impairment assets classified as HFS	1
Effect of changes in foreign exchange	7	34
Property plant and equipment ending	(1,188)	(1,203)
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	40,493
Property plant and equipment ending	39,585	40,493
Production plants and oil and gas assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	171,948	183,358
Additions through business combinations	1,121
Additions and transfers	7,286	9,390
Changes in asset retirement obligations	772	(4,756)
Disposals at cost	(3,567)	(3,487)
Assets reclassified to held for sale	(3,944)
Effect of changes in foreign exchange	(2,705)	(12,557)
Property plant and equipment ending	170,911	171,948
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(131,455)	(137,763)
Depreciation	(7,976)	(7,643)
Impairment losses	(844)	(187)
Reversal of impairment losses	288	2,585
Transfers	(11)	(20)
Accumulated depreciation and impairment disposed assets	3,355	2,002
Accumulated depreciation and impairment assets classified as HFS	3,176
Effect of changes in foreign exchange	2,142	9,571
Property plant and equipment ending	(131,325)	(131,455)
Refining and manufacturing plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	1,522
Property plant and equipment ending	$ 1,325	$ 1,522
Refining and manufacturing plants [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	30 years	20 years
Refining and manufacturing plants [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years	15 years
Refining and manufacturing plants [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 8,285	$ 8,481
Additions through business combinations	339
Additions and transfers	60	378
Changes in asset retirement obligations	0	0
Disposals at cost	(446)	2
Assets reclassified to held for sale	0
Effect of changes in foreign exchange	(133)	(576)
Property plant and equipment ending	8,105	8,285
Refining and manufacturing plants [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(6,763)	(7,926)
Depreciation	(224)	(160)
Impairment losses	(323)	(39)
Reversal of impairment losses	0	802
Transfers	0	2
Accumulated depreciation and impairment disposed assets	442	(4)
Accumulated depreciation and impairment assets classified as HFS	0
Effect of changes in foreign exchange	88	562
Property plant and equipment ending	(6,780)	(6,763)
Buildings and land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	224
Property plant and equipment ending	$ 254	$ 224
Buildings and land [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years	33 years
Buildings and land [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years	10 years
Buildings and land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 562	$ 596
Additions through business combinations	38
Additions and transfers	19	6
Changes in asset retirement obligations	0	0
Disposals at cost	(29)	(20)
Assets reclassified to held for sale	0
Effect of changes in foreign exchange	1	(19)
Property plant and equipment ending	591	562
Buildings and land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(338)	(320)
Depreciation	(26)	(33)
Impairment losses	0	0
Reversal of impairment losses	0	0
Transfers	(1)	0
Accumulated depreciation and impairment disposed assets	28	5
Accumulated depreciation and impairment assets classified as HFS	0
Effect of changes in foreign exchange	0	9
Property plant and equipment ending	(337)	(338)
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	10,679
Property plant and equipment ending	13,980	10,679
Construction in Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	10,815	12,614
Additions through business combinations	370
Additions and transfers	3,196	(813)
Changes in asset retirement obligations	55	(48)
Disposals at cost	(30)	(5)
Assets reclassified to held for sale	(245)
Effect of changes in foreign exchange	(64)	(934)
Property plant and equipment ending	14,097	10,815
Construction in Progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(135)	(344)
Depreciation	0	0
Impairment losses	(18)	(49)
Reversal of impairment losses	3	207
Transfers	10	20
Accumulated depreciation and impairment disposed assets	22	0
Accumulated depreciation and impairment assets classified as HFS	0
Effect of changes in foreign exchange	3	30
Property plant and equipment ending	(117)	(135)
Right of use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	3,439
Property plant and equipment ending	$ 3,427	$ 3,439
Right of use assets [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Right of use assets [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year	1 year
Right of use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 6,633	$ 5,850
Additions through business combinations	8
Additions and transfers	1,087	1,319
Changes in asset retirement obligations	0	0
Disposals at cost	(634)	(347)
Assets reclassified to held for sale	(8)
Effect of changes in foreign exchange	(36)	(188)
Property plant and equipment ending	7,050	6,633
Right of use assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(3,194)	(2,619)
Depreciation	(1,079)	(969)
Impairment losses	(1)	(4)
Reversal of impairment losses	0	0
Transfers	0	(8)
Accumulated depreciation and impairment disposed assets	634	347
Accumulated depreciation and impairment assets classified as HFS	6
Effect of changes in foreign exchange	10	59
Property plant and equipment ending	$ (3,623)	$ (3,194)